Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 150,286	$ 104,765	$ 122,453
Share-based compensation	96,087	69,187	69,410
Professional services	28,999	24,480	24,287
Office expenses	15,417	12,974	14,095
Travel expenses	5,649	7,809	17,604
Other expenses	21,450	22,946	19,609
Total selling, general and administrative expenses	317,888	$ 242,161	$ 267,458
Share-based compensation, tax benefit	$ 10,500